Note 11 - Non-controlling Interest	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]
(11)	Non-controlling Interest

On
August 1, 2008,
OCC acquired
70%
of the authorized membership interests of Centric Solutions LLC (“Centric Solutions”), a limited liability company focused on sales of turnkey cabling and connectivity solutions for the datacenter market. OCC consolidated Centric Solutions for financial reporting purposes and a non-controlling interest was recorded for the other members’ interests in the net assets and operations of Centric Solutions to the extent of the non-controlling members’ investment.

Effective
February 1, 2016,
OCC purchased, for a nominal amount, the membership interest in Centric Solutions of one
of the non-controlling members, and Centric Solutions purchased, for a nominal amount, and retired the membership units of the remaining non-controlling member. As a result, Centric Solutions became a wholly owned subsidiary of OCC. OCC continues to consolidate Centric Solutions for financial reporting purposes, however, beginning
February 1, 2016,
the Company
no
longer records a non-controlling interest in its consolidated financial statements.